Other current and non-current assets (Tables)	12 Months Ended
Dec. 31, 2021
Other Current and Non-Current Assets [Member]
Statement [LineItems]
Schedule of Other Current and Non-Current Assets

	December 31, 2021	December 31, 2020
Other current assets
Prepayments and advances	4,757	4,428
Input, recoverable and deferred VAT and other taxes recoverable	5,492	3,875
Other current assets	99	120

Total prepayments and other current assets	10,348	8,423

	December 31, 2021	December 31, 2020
Other non-current assets
Deferred assets from sale and lease back	145	176
Other non-current assets	48	50

Total other non-current assets	193	226